       LEGG MASON
       -------------------------------------------------------------------------
       CASH RESERVE TRUST




                       ---------------------------------------------------------
                           SEMI-ANNUAL REPORT TO SHAREHOLDERS
                           February 28, 2002
                       ---------------------------------------------------------

                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has $2.3 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on March 25, the Trust's annualized yield for the past 7 days is 1.29%(A) (an effective yield of 1.30% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 66 days.

  A complete listing of the Trust's portfolio holdings at February 28, 2002, appears in this report. You will note that approximately 78% of the Trust's portfolio was invested in U.S. government and agency securities and repurchase agreements fully secured by such securities.

  I am pleased to report that Mark R. Fetting is the new President of Legg Mason Cash Reserve Trust and other Legg Mason mutual funds. Mark, who has more than 23 years of investment experience, is a graduate of the University of Pennsylvania's Wharton School and received an M.B.A. with distinction from the Harvard Business School. As the new President, he will join me in writing future letters to you.

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                         Legg Mason Cash Reserve Trust
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.

                                                  Sincerely,

                                                  /s/ JOHN F. CURLEY, JR.

                                                  John F. Curley, Jr.
                                                  Chairman

March 25, 2002

---------------

(A) The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Statement of Net Assets

February 28, 2002 (Unaudited)
(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                      Rate            Maturity Date         Par         Value
------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 10.5%

Bank of America Corporation     1.97%                    5/20/02          $ 11,000    $   11,004(A)
Bayer Corp.                     4.75%                    3/19/02            20,000        20,004(B)
Bayer Corp.                     6.50%                    10/1/02            10,000        10,194(C)
Caterpillar Financial Services
 Corporation                    2.16%                     8/1/02            10,000        10,013(A)
Chase Manhattan Auto Owner
 Trust 2002-A                   1.94%                    3/17/03            35,000        35,000(D)
Donaldson, Lufkin & Jenrette,
 Inc.                           5.88%                     4/1/02            15,000        15,011
Donaldson, Lufkin & Jenrette,
 Inc.                           2.21%                    8/22/02             5,000         5,007(A)
Eli Lilly and Company           4.70%                    3/22/02            19,500        19,504(C)
First Chicago Corporation       8.25%                    6/15/02            15,000        15,275
First Union National Bank       1.87%                    7/16/02            10,000        10,010(A)
GTE South, Inc.                 7.25%                     8/1/02             8,000         8,101
Heller Financial, Inc.          7.50%                    8/23/02            10,000        10,254
Morgan Stanley Dean Witter &
 Co.                            7.13%                    1/15/03            14,725        15,336
Province of Ontario             7.75%                     6/4/02            22,500        22,722(E)
SBC Communications Inc.         4.25%                     6/5/02            13,500        13,504(C)
Wal-Mart Stores, Inc.           6.88%                     8/1/02            14,000        14,176
Wells Fargo & Company           6.50%                     9/3/02             5,000         5,065
                                                                                      ----------
Total Corporate and Other
 Bonds (Identified
 Cost -- $240,180)                                                                       240,180
------------------------------------------------------------------------------------------------
Bank Notes -- 0.4%

Harris Trust & Savings Bank     4.41%                     4/9/02             9,000         9,000
                                                                                      ----------
Total Bank Notes (Identified
 Cost -- $9,000)                                                                           9,000
------------------------------------------------------------------------------------------------
Certificates of Deposit -- 8.1%

Canadian Imperial Bank of
 Commerce                       2.50% to 4.13%      5/9/02 to 12/27/02      20,000        19,981(E)
Harris Trust & Savings Bank     2.20%                    11/1/02            25,000        25,002
National City Bank of Indiana   2.23%                    12/30/02           50,000        50,000
Rabobank Nederland NV           4.24%                    6/18/02            15,000        14,999(E)

                                      Rate            Maturity Date         Par         Value
------------------------------------------------------------------------------------------------
Certificates of Deposit -- Continued

UBS AG Stamford                 2.305% to 3.805%    7/29/02 to 1/7/03     $ 55,000    $   55,029(E)
Wilmington Trust Co.            3.50% to 3.70%       6/7/02 to 8/2/02       20,000        20,000
                                                                                      ----------
Total Certificates of Deposit
 (Identified Cost -- $185,012)                                                           185,011
------------------------------------------------------------------------------------------------
Commercial Paper -- 0.7%

Dominion of Canada              1.84%                     5/6/02            16,000        15,946
                                                                                      ----------
Total Commercial Paper
 (Identified Cost -- $15,946)                                                             15,946
------------------------------------------------------------------------------------------------
Medium-Term Notes -- 3.0%

Caterpillar Financial Services
 Corporation                    2.02%                     7/8/02             4,000         4,002(A)
Citigroup Inc.                  7.45%                     6/6/02            15,000        15,130
General Electric Capital
 Corporation                    6.70%                    10/1/02            12,000        12,207
Heller Financial, Inc.          2.05%                     9/5/02            10,000        10,010(A)
International Business
 Machines Corporation           5.80%                     9/9/02            22,000        22,403
John Deere Capital Corporation  1.98%                     5/6/02             4,900         4,900(A)
                                                                                      ----------
Total Medium-Term Notes
 (Identified Cost -- $68,652)                                                             68,652
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 55.1%

Fannie Mae                      1.70% to 6.625%     3/7/02 to 8/28/02      300,000       299,239
Fannie Mae                      1.71%                    7/26/02            10,000         9,999(A)
Farmer Mac                      1.75%                    5/13/02            10,000         9,965
Federal Home Loan Bank          1.68% to 6.879%     3/6/02 to 8/15/02      251,400       252,518
Freddie Mac                     1.68% to 1.90%      3/5/02 to 9/16/02      591,046       589,423
Sallie Mae                      1.75%                    7/25/02            50,000        49,645
Tennesee Valley Authority       1.68%                     3/1/02            50,000        50,000
                                                                                      ----------
Total U.S. Government and
 Agency Obligations
 (Identified
 Cost -- $1,260,788)                                                                   1,260,789
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 22.7%

Lehman Brothers, Inc.
 1.9%, dated 2/28/02, to be repurchased at $264,390 on 3/1/02
 (Collateral: $270,440 World Bank Discount Notes, 0%, due
 4/25/02 - 5/24/02, value $269,732)                                        264,376       264,376

                                                                            Par         Value
------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

Merrill Lynch Government Securities, Inc.
1.92%, dated 2/28/02, to be repurchased at $253,714 on 3/1/02
(Collateral: $619,090 Resolution Funding Corporation principal-only
security, 0%, due 1/15/03 - 4/15/30, value $258,769)                      $253,700    $  253,700
                                                                                      ----------
Total Repurchase Agreements (Identified Cost -- $518,076)                                518,076
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 100.5%                               2,297,654(F)
Other Assets Less Liabilities -- (0.5)%                                                  (11,377)
                                                                                      ----------

NET ASSETS APPLICABLE TO 2,285,790 SHARES OUTSTANDING                                 $2,286,277
                                                                                      ==========
NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                      ==========
------------------------------------------------------------------------------------------------

(A) The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR). The coupon rates are as of February 28, 2002.

(B) The coupon rates shown on variable rate securities are the rates as of February 28, 2002.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold except to qualified institutional buyers. These securities represent 1.89% of net assets.

(D) Asset-Backed Security -- A security backed by a pool of assets such as property, mortgages or receivables.

(E) Yankee Certificates of Deposit or Bonds -- Dollar-denominated certificates of deposit or bonds issued in the U.S. by foreign entities.

(F) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statement of Operations

For the Six Months Ended February 28, 2002
(Amounts in Thousands) (Unaudited)

Legg Mason Cash Reserve Trust


-----------------------------------------------------------------------------
Investment Income:
Interest                                                            $29,117
Expenses:
Management fee                                      $5,186
Distribution fee                                     1,142
Audit and legal fees                                    48
Custodian fee                                          228
Registration fees                                       51
Reports to shareholders                                 49
Transfer agent and shareholder servicing expense       982
Trustees' fees                                          11
Other expenses                                         100
                                                    ------
      Total expenses                                                  7,797
                                                                    -------
NET INVESTMENT INCOME                                                21,320
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                  (7)
-----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $21,313
                                                                    =======

See notes to financial statements.

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                              For the                For the
                                         Six Months Ended          Year Ended
                                         February 28, 2002       August 31, 2001
--------------------------------------------------------------------------------
                                            (Unaudited)
Change in Net Assets:
Net investment income                       $   21,320             $  102,494
Net realized gain/(loss) on investments             (7)                   439
                                            ----------             ----------
Change in net assets resulting from
  operations                                    21,313                102,933
Distributions to shareholders from net
  investment income                            (21,320)              (102,494)
Change in net assets from Trust share
  transactions                                  (5,035)               340,861
                                            ----------             ----------
Change in net assets                            (5,042)               341,300
Net Assets:
Beginning of period                          2,291,319              1,950,019
--------------------------------------------------------------------------------
End of period                               $2,286,277             $2,291,319
                                            ==========             ==========

See notes to financial statements.

Financial Highlights

Legg Mason Cash Reserve Trust

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                                       Ratios/Supplemental Data
                                                                         -----------------------------------------------------
                    Net Asset                Distributions   Net Asset                         Net Investment    Net Assets,
                     Value,        Net         From Net       Value,               Expenses        Income           End of
                    Beginning   Investment    Investment      End of     Total    to Average     to Average         Period
                    of Period     Income        Income        Period     Return   Net Assets     Net Assets     (in millions)
------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
     Feb. 28,
      2002(A)         $1.00        $.01(B)       $(.01)        $1.00      1.88%(C)   .68%(B,C)      1.87%(C)        $2,286
Years Ended Aug. 31,
     2001              1.00         .05(B)        (.05)         1.00      4.89%      .67%(B)        4.74%(B)         2,291
     2000              1.00         .05(B)        (.05)         1.00      5.36%      .68%(B)        5.25%(B)         1,950
     1999              1.00         .04           (.04)         1.00      4.46%      .75%           4.37%            1,777
     1998              1.00         .05           (.05)         1.00      4.96%      .78%           4.86%            1,423
     1997              1.00         .05           (.05)         1.00      4.84%      .75%           4.73%            1,343
------------------------------------------------------------------------------------------------------------------------------

(A) Unaudited.

(B) Net of fees waived by Legg Mason Wood Walker, Inc. of 0.05% of the 12b-1 service fee. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended February 28, 2002, 0.73%; and for the years ended August 31, 2001, 0.72%; and 2000, 0.73%.

(C) Annualized.

See notes to financial statements.

              ---------------------------------------------------

Notes to Financial Statements

Legg Mason Cash Reserve Trust
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with accounting principles generally accepted in the United States.

Security Valuation

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

--------------------------------------------------------------------------------

Dividends to Shareholders

  Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 2002, dividends payable of $900 were accrued.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Trust adopted the Guide on September 1, 2001. There was no impact on the Trust as a result of the adoption of the Guide.

Investment Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Federal Income Taxes

  No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

  Distributions during the year ended August 31, 2001, were characterized as follows for tax purposes:

Ordinary income             $102,494
                            --------
Total distributions         $102,494
                            ========

  The Trust intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of August 31, 2001, the Trust has no capital loss carryforwards.

Use of Estimates

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements:

  All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those

--------------------------------------------------------------------------------

banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $798 were payable to LMFA at February 28, 2002.

  Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the six months ended February 28, 2002, the advisory fee was $1,556.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the fee indefinitely. Distribution and service fees of $173 were payable to Legg Mason at February 28, 2002.

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $361 for the six months ended February 28, 2002.

  The Adviser, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

  The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 2002, net assets consisted of paid-in capital of $2,285,790 and accumulated net realized gain of $487. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                               Reinvestment
                                   Sold      of Distributions   Repurchased   Net Change
----------------------------------------------------------------------------------------
Six Months Ended Feb. 28, 2002  $2,659,300       $ 22,888       $(2,687,223)   $ (5,035)
Year Ended August 31, 2001       6,163,268        101,521        (5,923,928)    340,861

                               Investment Manager

                               Legg Mason Fund Adviser, Inc.
                               Baltimore, MD

                               Investment Adviser

                               Western Asset Management Company
                               Pasadena, CA

                               Board of Trustees and Officers

                               John F. Curley, Jr., Chairman
                               Mark R. Fetting, President
                               Richard G. Gilmore
                               Arnold L. Lehman
                               Dr. Jill E. McGovern
                               G. Peter O'Brien
                               T. A. Rodgers

                               Transfer and Shareholder Servicing Agent

                               Boston Financial Data Services
                               Boston, MA

                               Custodian

                               State Street Bank & Trust Company
                               Boston, MA

                               Counsel

                               Kirkpatrick & Lockhart LLP
                               Washington, DC

                               Independent Auditors

                               Ernst & Young LLP
                               Philadelphia, PA

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-018
4/02